Note 33 - Employee Benefits - Regional Asset Break Down (Detail) - Regional Asset Break Down [Domain Member] - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Regional Asset Break Down [line items]
Cash and cash equivalents	€ 710	€ 1,386
Equity instruments	1,514	1,928
Government bonds (investment-grade and above)	2,912	5,085
Government bonds (non-investment-grade)	95	140
Non-government bonds (investment-grade and above)	5,900	7,995
Non-government bonds (non-investment-grade)	480	653
Structured products, Regional Asset Break Down	180	1,049
Subtotal	€ 11,791	€ 18,236
Share (in %)	100.00%	100.00%
Regional Asset Break Down, Other	€ 4,286	€ 2,652
Fair value of plan assets	16,077	20,888
Germany [Member]
Regional Asset Break Down [line items]
Cash and cash equivalents	4	3
Equity instruments	29	36
Government bonds (investment-grade and above)	372	860
Government bonds (non-investment-grade)	0	0
Non-government bonds (investment-grade and above)	347	500
Non-government bonds (non-investment-grade)	16	46
Structured products, Regional Asset Break Down	32	23
Subtotal	€ 800	€ 1,468
Share (in %)	7.00%	8.00%
UK [Member]
Regional Asset Break Down [line items]
Cash and cash equivalents	€ 387	€ 174
Equity instruments	43	61
Government bonds (investment-grade and above)	544	1,799
Government bonds (non-investment-grade)	1	0
Non-government bonds (investment-grade and above)	1,068	1,546
Non-government bonds (non-investment-grade)	104	61
Structured products, Regional Asset Break Down	35	97
Subtotal	€ 2,182	€ 3,738
Share (in %)	19.00%	20.00%
US [Member]
Regional Asset Break Down [line items]
Cash and cash equivalents	€ 126	€ 88
Equity instruments	881	1,182
Government bonds (investment-grade and above)	402	500
Government bonds (non-investment-grade)	0	0
Non-government bonds (investment-grade and above)	1,810	2,437
Non-government bonds (non-investment-grade)	23	92
Structured products, Regional Asset Break Down	81	86
Subtotal	€ 3,323	€ 4,385
Share (in %)	28.00%	24.00%
Other Eurozone [Member]
Regional Asset Break Down [line items]
Cash and cash equivalents	€ 132	€ 1,039
Equity instruments	327	304
Government bonds (investment-grade and above)	1,044	1,153
Government bonds (non-investment-grade)	0	4
Non-government bonds (investment-grade and above)	2,100	2,873
Non-government bonds (non-investment-grade)	327	438
Structured products, Regional Asset Break Down	21	31
Subtotal	€ 3,951	€ 5,842
Share (in %)	34.00%	32.00%
Other developed countries [Member]
Regional Asset Break Down [line items]
Cash and cash equivalents	€ 31	€ 45
Equity instruments	172	258
Government bonds (investment-grade and above)	106	222
Government bonds (non-investment-grade)	2	2
Non-government bonds (investment-grade and above)	500	539
Non-government bonds (non-investment-grade)	7	9
Structured products, Regional Asset Break Down	9	809
Subtotal	€ 827	€ 1,884
Share (in %)	7.00%	10.00%
Emerging markets [Member]
Regional Asset Break Down [line items]
Cash and cash equivalents	€ 30	€ 37
Equity instruments	62	87
Government bonds (investment-grade and above)	444	551
Government bonds (non-investment-grade)	92	134
Non-government bonds (investment-grade and above)	75	100
Non-government bonds (non-investment-grade)	3	7
Structured products, Regional Asset Break Down	2	3
Subtotal	€ 708	€ 919
Share (in %)	6.00%	5.00%